SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Investments received for exploration and evaluation assets		$ 500,000
Issued pursuant to acquisition of exploration and evaluation assets	$ 194,834	3,505,408
Right-of-use assets and liabilities	152,501	97,423
Property and equipment included in accounts payable and accrued liabilities	306,400	537,746
Share issuance costs included in accounts payable and accrued liabilities	296,106
Cash received for interest	$ 1,220,279	$ 122,714